General information (Details) - branch	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of general information [line items]
Number of national branches	235	235
Share of capital percentage		50.00%
Difference between official exchange rate and alternative exchange rate percentage	19.00%	19.00%
Interannual inflation percentage	8.00%
Banco Bilbao Vizcaya Argentaria, S.A
Disclosure of general information [line items]
Share of capital percentage		66.55%
Max
Disclosure of general information [line items]
Market value of the alternative exchange rate in percentage			200.00%
Leases in local currency
Disclosure of general information [line items]
Currency value as a percentage of value of another currency			55.00%